CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 16,277	$ 48,276
Receivables	4,316	623
Inventory	11,387	16,535
Prepaids and deposits	4,631	5,595
Current portion of other assets	3,202	6,280
Total current assets	39,813	77,309
Non-current assets
Other assets	765	2,487
Restricted cash and cash equivalents	44,488	32,902
Property, plant and equipment	638,627	529,261
Total non-current assets	683,880	564,650
Total assets	723,693	641,959
Current liabilities
Accounts payable	12,849	10,622
Accrued liabilities	14,333	6,612
Current portion of long-term debt	31,939	21,288
Current provision for environmental rehabilitation	543	946
Current portion of other liabilities	1,186	46,181
Total current liabilities	60,850	85,649
Non-current liabilities
Deferred tax liabilities	0	8,020
Long-term debt	148,335	94,588
Provision for environmental rehabilitation	70,979	70,680
Non-current portion of other liabilities	17,265	49,610
Total non-current liabilities	236,579	222,898
Total liabilities	297,429	308,547
EQUITY
Share capital	489,270	354,470
Reserves	19,311	15,042
Deficit	(82,317)	(36,100)
Total equity	426,264	333,412
Total liabilities and equity	$ 723,693	$ 641,959